Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Accounts receivable, net of allowance for doubtful accounts (in Dollars)	$ 27		$ 185
Preferred stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	10,000,000		10,000,000
Preferred stock, shares issued	0		0
Preferred stock, shares outstanding	0		0
Thunder Bridge Acquisition II, Ltd.
Preferred stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized		1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding
Ordinary shares subject to possible redemption		34,500,000	34,500,000	34,500,000
Class A Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized	250,000,000		250,000,000
Common stock, shares issued	111,260,962		38,255,490
Common stock, shares outstanding	108,181,781		34,413,634
Class A Common Stock | Thunder Bridge Acquisition II, Ltd.
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000	200,000,000
Common stock, shares issued		0	0	0
Common stock, shares outstanding		0	0	0
Ordinary shares subject to possible redemption		34,500,000	34,500,000	34,500,000
Class V Common Stock
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized	40,000,000		40,000,000
Common stock, shares issued	30,448,081		33,373,294
Common stock, shares outstanding	30,448,081		33,373,294
Class B Common Stock | Thunder Bridge Acquisition II, Ltd.
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized		20,000,000	20,000,000	20,000,000
Common stock, shares issued		8,625,000	8,625,000	8,625,000
Common stock, shares outstanding		8,625,000	8,625,000	8,625,000